Consolidated Statement of Cash Flows - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Receipts from customers (inclusive of GST)	$ 3,098,793	$ 4,463,725	$ 3,038,044
Payments to suppliers and employees (inclusive of GST)	(4,658,997)	(7,005,510)	(7,999,866)
R&D Tax Incentive & other grants	561,501	386,181	803,042
Financial cost	(114,199)	(105,367)	(81,656)
Net cash used by operating activities	(1,112,902)	(2,260,971)	(4,240,436)
Cash flows from investing activities
Purchase of intellectual property	(2,166,587)	(1,617,446)	(1,615,192)
Purchase of property, plant and equipment		(2,170)	(390,339)
Maturity of term deposit	40,000
Net cash used by investing activities	(2,126,587)	(1,619,616)	(2,005,531)
Cash flows from financing activities
Proceeds from issue of shares	769,936	3,295,822	9,979,861
Payment for share issue costs	(313,643)	(403,373)	(639,429)
Repayment of borrowings	(30,000)	(6,500)	(97,500)
Leasing liabilities	(85,165)	(32,673)	(59,419)
Net cash from financing activities	341,128	2,853,276	9,183,513
Net (decrease) / increase in cash and cash equivalents	(2,898,361)	(1,027,311)	2,937,546
Net foreign exchange difference	(464)	118,276	495,448
Cash and cash equivalents at the beginning of the year	3,174,700	4,083,735	650,731
Cash and cash equivalents at the end of the year	$ 275,875	$ 3,174,700	$ 4,083,735